Equity (Preferred Stock - Authorized, Issued and Outstanding) (Details) - $ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Preferred stock authorized (shares)	20,000	20,000
Preferred stock, par value (in USD per share)	$ 1	$ 1
Preferred stock outstanding (shares)	41	41
Series B Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 40
Preferred stock outstanding (shares)	1	1
Series O Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 100,000
Preferred stock outstanding (shares)	10	10
Series P Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 100,000
Preferred stock outstanding (shares)	15	15
Series Q Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 100,000
Preferred stock outstanding (shares)	5	5
Series R Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 100,000
Preferred stock outstanding (shares)	5	5
Series S Preferred Stock
Preferred stock, liquidation preference per share (in USD per share)	$ 100,000
Preferred stock outstanding (shares)	5	5